Change in Fiscal Year End	12 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Note 8 - Change in Fiscal Year End

Statements of Operations

	Six Month's Ended June 30,
	2018	2017
	(Unaudited)

Revenue	634,557	466,267
Cost of goods sold	-	-
Gross profit	634,557	466,267

Operating expenses:
Sales & marketing	121,977	450
G&A	2,986,290	806,332
Total operating expenses	3,108,267	806,782

Loss from operations	(2,473,710)	(340,515)

Interest expense	(35,513)	(220)
Other income	5,000	-
Other income (expense), net	(30,513)	(220)

Net loss	(2,504,223)	(340,735)

Cash Flow Statement

	Six Month's Ended June 30,
	2018	2017
	(Unaudited)

Net loss	(2,504,223)	(340,735)
Stock compensation expense	810,962	-
Stock issued for services	280,850	-
Depreciation and amortization expense	466	-
Changes:
Accounts receivable	(8,279)	-
Inventory	(3,530)	-
Prepaid expenses and other current assets	(133,591)	(15,952)
Accounts payable and accrued expenses	372,021	4,856
Net	(1,185,324)	(351,831)

Investing:
Property and equipment	-	(1,500)
Net	-	(1,500)

Financing
Proceeds from stock purchases	913,500	1,055,000
Proceeds from debt	450,682	-
Member activity	-	(600,000)
Net	1,364,182	455,000

Total net change	178,858	101,669

Cash, beginning	197,080	63,011

Cash, ending	375,938	164,680

Statements of Operations

	Years Ended June 30,
	2018	2017
		(Unaudited)

Revenue	1,128,245	949,921
Cost of goods sold	-	-
Gross profit	1,128,245	949,921

Operating expenses:
Sales & marketing	206,831	450
G&A	3,870,548	1,217,928
Total operating expenses	4,077,379	1,218,378

Loss from operations	(2,949,134)	(268,457)

Interest expense	(35,541)	(220)
Other income	5,000	1,438
Other income (expense), net	(30,541)	1,218

Net loss	(2,979,675)	(267,239)

Cash Flow Statement

	Years Ended June 30,
	2018	2017
		(Unaudited)

Net loss	(2,979,675)	(267,239)
Stock compensation expense	810,962	-
Stock issued for services	280,850	-
Depreciation and amortization expense	627	-
Changes:
Accounts receivable	(8,279)	-
Inventory	(3,530)	-
Prepaid expenses and other current assets	(141,699)	(25,276)
Accounts payable and accrued expenses	412,818	(37,601)
Net	(1,627,926)	(330,116)

Investing:
Property and equipment	-	(1,500)
Net	-	(1,500)

Financing
Proceeds from stock purchases	1,033,500	455,000
Proceeds from debt	805,684	-
Member activity	-	(11,064)
Net	1,839,184	443,936

Total net change	211,258	112,320

Cash, beginning	164,680	52,360

Cash, ending	375,938	164,680

As a result of the Merger Agreement with AP, the fiscal year end of LB Media changed from December 31 to June 30. Upon consummation of the reorganization and name change, Leafbuyer adopted the June 30, 2017 year end of LB Media effective as of June 30, 2017.

The consolidated statements of operations, cash flows, and equity reflect results for the year ended June 30, 2018, for the six months transition period ended June 30, 2017 and the twelve months ended December 31, 2016. The consolidated balance sheets reflect the financial position of the Company at June 30, 2018 and June 30, 2017.